Financial assets at fair value through profit or loss - Debt Securities FVTPL (Detail) - ARS ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Debt Securities Held [Abstract]
BCRA Liquidity Bills	[1]	$ 14,615,430	$ 0
Government securities		10,904,532	2,719,594
Private securities - Corporate bonds		0	1,519
TOTAL		$ 25,519,962	$ 2,721,113

[1]	Due 01-12-2023